N-4	Apr. 25, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	Apr. 25, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?

Yes.

If your contract was issued on or after September 29, 2023:

If you withdraw money from your Contract during the first 7 years following your last Purchase Payment, you may be assessed a withdrawal charge. The maximum withdrawal charge is 8% of the Purchase Payment, declining to 0% after 7 years.

For example, if you make an early withdrawal, you could pay a withdrawal charge up to $8,000 on a $100,000 withdrawal.

If your contract was issued before September 29, 2023:

If you withdraw money from your Contract during the first 7 years following your last Purchase Payment, you may be assessed a withdrawal charge. The maximum withdrawal charge is 9% of the Purchase Payment, declining to 0% after 7 years.

For example, if you make an early withdrawal, you could pay a withdrawal charge up to $9,000 on a $100,000 withdrawal.

Fee Tables Charges, Fees and Adjustments - Withdrawal Charge
Are There Transaction Charges?

No. Other than withdrawal charges, there are no other transaction charges under this Contract (for example, sales loads, charges for transferring Contract Value between Investment Options, or wire transfer fees).

Optional Benefit Expenses
Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Charges Fees and Adjustments Appendix: Investment

FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS

Options Available Under the Contract

Charges, Fees and Adjustments – Living Benefit Rider Charges

Charges, Fees and Adjustments – Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge

ANNUAL FEES	MINIMUM	MAXIMUM
1. Base Contract	1.15%[1]	1.15%[1]
2. Portfolio Company fees and expenses	0.62%[2]	1.57%[2]
3. Optional Benefits (for a single optional benefit, if elected)	1.45[3]	1.70%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost: $2,740.11	Highest Annual Cost: $3,941.97

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● Least expensive living benefit rider and no death benefit rider

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges

● No additional purchase payments, transfers, or withdrawals

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2 As a percentage of Fund assets.

[3] As a percentage of the Protected Payment Base (for a living benefit), or average daily Variable Account Value (for an optional death benefit).

Charges for Early Withdrawals [Text Block]	Are There Charges or Adjustments for Early Withdrawals?

Yes.

If your contract was issued on or after September 29, 2023:

If you withdraw money from your Contract during the first 7 years following your last Purchase Payment, you may be assessed a withdrawal charge. The maximum withdrawal charge is 8% of the Purchase Payment, declining to 0% after 7 years.

For example, if you make an early withdrawal, you could pay a withdrawal charge up to $8,000 on a $100,000 withdrawal.

If your contract was issued before September 29, 2023:

If you withdraw money from your Contract during the first 7 years following your last Purchase Payment, you may be assessed a withdrawal charge. The maximum withdrawal charge is 9% of the Purchase Payment, declining to 0% after 7 years.

For example, if you make an early withdrawal, you could pay a withdrawal charge up to $9,000 on a $100,000 withdrawal.

Fee Tables

Charges, Fees and Adjustments - Withdrawal Charge

Surrender Charge Phaseout Period, Years	7
Surrender Charge Footnotes [Text Block]	Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND ADJUSTMENTS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

“Age” of Payment in Years:	1	2	3	4	5	6	7	8 or more
Withdrawal Charge Percentage:	8%	8%	7%	6%	5%	4%	3%	0%

Maximum Withdrawal Charge for Contracts issued before September 29, 2023 (as a percentage of Purchase Payments withdrawn)

“Age” of Payment in Years:	1	2	3	4	5	6	7	8 or more
Withdrawal Charge Percentage:	9%	8%	7%	6%	5%	4%	3%	0%

Transaction Charges [Text Block]	Are There Transaction Charges?

No. Other than withdrawal charges, there are no other transaction charges under this Contract (for example, sales loads, charges for transferring Contract Value between Investment Options, or wire transfer fees).

Optional Benefit Expenses

Ongoing Fees and Expenses [Table Text Block]	Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Charges Fees and Adjustments

Appendix: Investment

FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS

Options Available Under the Contract

Charges, Fees and Adjustments – Living Benefit Rider Charges

Charges, Fees and Adjustments – Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge

ANNUAL FEES	MINIMUM	MAXIMUM
1. Base Contract	1.15%[1]	1.15%[1]
2. Portfolio Company fees and expenses	0.62%[2]	1.57%[2]
3. Optional Benefits (for a single optional benefit, if elected)	1.45[3]	1.70%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost: $2,740.11	Highest Annual Cost: $3,941.97

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● Least expensive living benefit rider and no death benefit rider

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges

● No additional purchase payments, transfers, or withdrawals

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2 As a percentage of Fund assets.

[3] As a percentage of the Protected Payment Base (for a living benefit), or average daily Variable Account Value (for an optional death benefit).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.15%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.15%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.62%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.57%	[2]
Optional Benefits Minimum [Percent]	1.45%	[3]
Optional Benefits Maximum [Percent]	1.70%	[3]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Payment Base (for a living benefit), or average daily Variable Account Value (for an optional death benefit).
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $2,740.11

Highest Annual Cost: $3,941.97

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● Least expensive living benefit rider and no death benefit rider

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 2,740.11
Highest Annual Cost [Dollars]	$ 3,941.97
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including 100% loss of principal and previous earnings.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?

No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Withdrawal charges may apply for the first 7 years following your last purchase payment and will reduce the Contract Value if you withdraw money during that time.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

Principal Risks of Investing in the Contract Charges, Fees and Adjustments - Withdrawal Charge
What Are the	An investment in this Contract is subject to the risk of poor investment performance	Principal Risks

RISKS	LOCATION IN PROSPECTUS

Risks Associated with the Investment Options?

and can vary depending on the performance of the Investment Options available under the Contract (e.g. Funds and fixed options).

Each Investment Option (including any fixed option) will have its own unique risks. Any fixed option is not registered with the SEC.

You should review, working with your financial professional, the Investment Options before making an investment decision.

of Investing in the Contract Appendix: Investment Options Available Under the Contract
What Are the Risks Related to the Insurance Company?

Investment in the Contract is subject to the risks related to us, and any obligations (including any fixed option), guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 748-6907 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract Pacific Life and the Separate Account

Investment Restrictions [Text Block]	Are There Limits on Investment Options?

Yes. Transfers between Variable Investment Options are limited to 25 each calendar year. Transfers to or from a Variable Investment Option can only be made beginning on the eighth calendar day following the last transfer to or from the same Variable Investment Option. Transfers may not be made from a Variable Investment Option to any fixed option. Additional Fund transfer restrictions apply (e.g., transfer restrictions imposed by the Funds on certain portfolios).

Certain Funds may stop accepting additional investments into the Fund or a Fund may liquidate. In addition, if a Fund determines that excessive trading has occurred, they may limit your ability to continue to invest in their Fund for a certain period of time.

We reserve the right to remove, close to new investment, or substitute Funds as Investment Options.

Transfers and Market-Timing Restrictions

Appendix: Investment Options Available Under the Contract

Key Information, Benefit Restrictions [Text Block]	Are There Any Restrictions on Contract Benefits?

Yes. You must purchase a living benefit rider with this Contract. Death benefit riders are optional.

All Investment Options are allowable Investment Options under the optional riders. We may change these limits or restrictions in the future.

Withdrawals that exceed withdrawal limits specified by an optional living benefit, may affect the availability of the benefit, by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

We may stop offering an optional living benefit at any time, including for current Owners who have not yet purchased the rider.

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments for a rider and, as a result, we will not accept Purchase Payments for your Contract. You will not be able to increase protected amounts or your Contract Value through additional Purchase Payments.

The optional death and/or living benefits may not be available through your financial professional or your state. You may obtain information about the optional benefits that are available to you by contacting your financial professional.

Death Benefits

Death Benefit Riders

Living Benefit Riders

Appendix: Investment Options Available Under the Contract

Tax Implications [Text Block]	What Are the

You should consult with a tax professional to determine the tax implications of an

Federal TaxContract’s Tax Implications?

investment in and payments received under the Contract.

It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral.

Withdrawals will be subject to ordinary income tax and may be subject to a tax penalty if you take a withdrawal before age 59½.

Issues

Principal Risks of Investing in the Contract – Tax Consequences

Investment Professional Compensation [Text Block]	How Are Investment Professionals Compensated?

Some financial professionals may receive compensation for selling this Contract to you in the form of commissions, additional payments, non-cash compensation, and/or reimbursement of expenses. These financial professionals may have a financial incentive to offer or recommend this Contract over another investment that may pay less compensation.

Distribution Arrangements

Exchanges [Text Block]	Should I Exchange My Contract?

Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own.

You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.

Replacement of Life Insurance or Annuities

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

The current Annual Charge and Annual Credit are the following:

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Future Income Generator (Single)	1.45%	6.0%
Future Income Generator (Joint)	1.55%	6.0%

FEE TABLES

The following tables describe the fees, and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you surrender or make withdrawals from an Investment Option or from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Withdrawal Charge (as a percentage of Purchase Payments or Contract Value)[1]	9%

[1] Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND ADJUSTMENTS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

“Age” of Payment in Years:	1	2	3	4	5	6	7	8 or more
Withdrawal Charge Percentage:	8%	8%	7%	6%	5%	4%	3%	0%

Maximum Withdrawal Charge for Contracts issued before September 29, 2023 (as a percentage of Purchase Payments withdrawn)

“Age” of Payment in Years:	1	2	3	4	5	6	7	8 or more
Withdrawal Charge Percentage:	9%	8%	7%	6%	5%	4%	3%	0%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). You will pay additional charges for the required optional benefit, as shown below.

Annual Contract Expenses

Annual Fee[2]	$50.00

Base Contract Expenses (as a percentage of average daily Variable Account Value or Contract Value)[3]	1.15%
Optional Benefit Expenses
Guaranteed Minimum Withdrawal Benefit Maximum Charges (as a percentage of the Protected Payment Base)[4]
Future Income Generator (Single)	2.50%
Future Income Generator (Joint)	2.75%
Enhanced Income Select 2 (Single)	2.50%
Enhanced Income Select 2 (Joint)	2.75%
Death Benefit Maximum Charge (as a percentage of average daily Variable Account Value)
Return of Purchase Payments Death Benefit Rider	0.15%

2 We deduct an Annual Fee on each Contract Anniversary up to your Annuity Date and when you make a full withdrawal if the Contract Value on these days is less than $50,000. See CHARGES, FEES AND ADJUSTMENTS.

[3] This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

[4] The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Investment Options available under the Contract, including their annual expenses, may be found in the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Annual Fund Expenses

Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.

Minimum	Maximum
0.62%	1.57%

Examples

The Examples are intended to help you compare the cost of investing in the Variable Options with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.

The Example assumes all Contract Value is allocated to the Variable Options.

The example assumes that you invest $100,000 in the Variable Options for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

● If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$12,851	$23,769	$34,438	$63,616

● If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$12,851	$17,469	$29,938	$63,616

● If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$5,651	$17,469	$29,938	$63,616

Transaction Expenses [Table Text Block]

Transaction Expenses

Maximum Withdrawal Charge (as a percentage of Purchase Payments or Contract Value)[1]	9%

[1] Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND ADJUSTMENTS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

“Age” of Payment in Years:	1	2	3	4	5	6	7	8 or more
Withdrawal Charge Percentage:	8%	8%	7%	6%	5%	4%	3%	0%

Maximum Withdrawal Charge for Contracts issued before September 29, 2023 (as a percentage of Purchase Payments withdrawn)

“Age” of Payment in Years:	1	2	3	4	5	6	7	8 or more
Withdrawal Charge Percentage:	9%	8%	7%	6%	5%	4%	3%	0%

Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

Annual Fee[2]	$50.00

Base Contract Expenses (as a percentage of average daily Variable Account Value or Contract Value)[3]	1.15%
Optional Benefit Expenses
Guaranteed Minimum Withdrawal Benefit Maximum Charges (as a percentage of the Protected Payment Base)[4]
Future Income Generator (Single)	2.50%
Future Income Generator (Joint)	2.75%
Enhanced Income Select 2 (Single)	2.50%
Enhanced Income Select 2 (Joint)	2.75%
Death Benefit Maximum Charge (as a percentage of average daily Variable Account Value)
Return of Purchase Payments Death Benefit Rider	0.15%

2 We deduct an Annual Fee on each Contract Anniversary up to your Annuity Date and when you make a full withdrawal if the Contract Value on these days is less than $50,000. See CHARGES, FEES AND ADJUSTMENTS.

[3] This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

[4] The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

Administrative Expense, Current [Dollars]	$ 50	[4]
Administrative Expense, Footnotes [Text Block]	We deduct an Annual Fee on each Contract Anniversary up to your Annuity Date and when you make a full withdrawal if the Contract Value on these days is less than $50,000. See CHARGES, FEES AND ADJUSTMENTS.
Base Contract Expense (of Average Account Value), Current [Percent]	1.15%	[5]
Base Contract Expense, Footnotes [Text Block]	This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.

Minimum	Maximum
0.62%	1.57%

Portfolio Company Expenses Minimum [Percent]	0.62%	[6]
Portfolio Company Expenses Maximum [Percent]	1.57%	[6]
Portfolio Company Expenses, Footnotes [Text Block]	As a percentage of Fund assets.
Surrender Example [Table Text Block]	● If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$12,851	$23,769	$34,438	$63,616

Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,851
Surrender Expense, 3 Years, Maximum [Dollars]	23,769
Surrender Expense, 5 Years, Maximum [Dollars]	34,438
Surrender Expense, 10 Years, Maximum [Dollars]	$ 63,616
Annuitize Example [Table Text Block]	● If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$12,851	$17,469	$29,938	$63,616

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 12,851
Annuitized Expense, 3 Years, Maximum [Dollars]	17,469
Annuitized Expense, 5 Years, Maximum [Dollars]	29,938
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 63,616
No Surrender Example [Table Text Block]	● If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$5,651	$17,469	$29,938	$63,616

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,651
No Surrender Expense, 3 Years, Maximum [Dollars]	17,469
No Surrender Expense, 5 Years, Maximum [Dollars]	29,938
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 63,616
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Market Risk

You can lose money by investing in this Contract, including loss of principal. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you have chosen. Each Investment Option will have its own unique risks. The value of each Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. Certain Investment Options may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Contract Value may increase less than it would have without these defensive actions. You bear the risk of any Investment Option you choose.

You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting PacificLife.com/Prospectuses. No assurance can be given that a Fund will achieve its investment objectives. The risk could also have a significant negative impact on certain benefits and guarantees under the Contract. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Early Withdrawal Risks

This Contract is not suitable as short-term savings vehicle. This Contract may not be the right one for you if you need to withdraw money for short-term needs, because withdrawal charges and tax penalties for early withdrawal may apply. Additionally, since the benefits associated with the guaranteed minimum withdrawal benefit riders are not available until the Designated Life is 59 1/2 years of age or older, early withdrawals may reduce or terminate the benefits associated with the riders.

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your financial professional whether a variable annuity, a living benefit rider, an optional death benefit rider and which underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you. We are a variable annuity provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Contract Changes Risk

We reserve the right to remove or substitute Investment Options, stop accepting additional purchase payments, and impose investment restrictions or limitations on transfers. Certain optional benefits limit or restrict the Investment Options that you may select under the Contract. We may change these restrictions in the future. We may discontinue or modify certain services at any time. We may stop offering an optional benefit at any time for new sales.

Contract Benefits Risk

Certain benefits under the Contract may limit the Investment Options that are available to you and failure to follow these restrictions may result in a failure to receive the benefits under your Contract. If you choose an optional living benefit rider, you must follow any investment allocation requirements for the rider during the entire time you own the rider. The allowable Investment Options may seek to minimize market risk, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the benefit. Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.

The Contract offers dollar cost averaging, which neither assures a profit nor protects against a loss. Because systematic investing programs like dollar cost averaging involves continuous investing regardless of fluctuating price levels, you should carefully consider your tolerance to continue investing through periods of fluctuating prices. Also, you may miss out on potential growth if the market increases suddenly since systematic investing is spread out over time. The Contract also offers portfolio rebalancing services which allow you to automatically rebalance your values among Variable Investment Options based on percentages that you specify on a specific time frame (i.e. quarterly). Rebalancing may result in transferring out of a high performing Investment Option thereby reducing your potential for future growth. Similarly, rebalancing may result in transferring into an underperforming Investment Option.

We currently do not offer any asset allocation programs or models. We reserve the right to add an asset allocation model or program as an additional optional Investment Option in the future and add, remove or change allowable Investment Options at any time. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effect of market volatility over the long term. There is no guarantee that an asset allocation model or program will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Investment Option, asset class or different combination of Investment Options. In addition, the model is subject to all the risks associated with its underlying Investment Options.

Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations (including any fixed option), guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees.

Tax Consequences

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral. Withdrawals taken from a variable annuity prior to age 59½ may be subject to a tax penalty of 10% of the taxable portion, although there are exceptions to the tax penalty that may apply.

Please be aware that the sale or liquidation of any stock, bond, IRA, certificate of deposit, mutual fund, annuity or other asset to fund the purchase of this Contract may have tax consequences, early withdrawal penalties or other costs or penalties as a result of the sale or liquidation. You may want to consult independent legal or financial advice before selling or liquidating any assets prior to the purchase of this Contract.

Cybersecurity and Business Continuity Risks

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the funds available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following tables summarize information about the benefits available under the Contract.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging

Allows dollar cost averaging transfers from one Variable Investment Option to one or more Variable Investment Options. Dollar cost averaging may allow you to average the purchase prices of Variable Investment Options over time, and may permit a “smoothing” of abrupt peaks and drops in price.

No Charge

● Amounts can only be transferred to one or more Variable Investment Options.

● Can only have one dollar cost averaging program in effect and cannot have a DCA Plus program in effect at the same time.

● Only available prior to the Annuity Date.

DCA Plus

Allows dollar cost averaging transfers from the DCA Plus Fixed Option to one or more Variable Investment Options. Amounts held in the DCA Plus Fixed Option will earn a guaranteed minimum interest rate.

		No Charge	● Can only have one dollar cost averaging program in effect at one time. ● Only available prior to the Annuity Date. ● Program transfers do not count against limits on permitted transfers
Portfolio Rebalancing	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.	No Charge

● Rebalancing can be made quarterly, semi-annually, or annually.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Death Benefit Amount	Provides a death benefit equal to the Net Contract Value.	No Charge	● Poor investment performance will reduce the death benefit amount. ● Withdrawals will reduce the death benefit amount. ● This benefit terminates upon annuitization.

Pre-Authorized Withdrawals	Allows you to automatically take partial withdrawals from the Contract	No Charge

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● Only available prior to the Annuity Date.

● We may discontinue, modify, or suspend this service at any time.

Living Benefits – Required to Select One (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

Future Income Generator (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.50% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before age 59 ½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Future Income Generator (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.75% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual

Living Benefits – Required to Select One (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

Return of Purchase Payments Death Benefit	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.	0.15% (as a percentage of average daily Variable Account Value)

● Available only at Contract purchase

● Must be 85 or younger on the Contract Date.

● Certain ownership changes may reduce benefits.

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

Benefits Available [Table Text Block]

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging

Allows dollar cost averaging transfers from one Variable Investment Option to one or more Variable Investment Options. Dollar cost averaging may allow you to average the purchase prices of Variable Investment Options over time, and may permit a “smoothing” of abrupt peaks and drops in price.

No Charge

● Amounts can only be transferred to one or more Variable Investment Options.

● Can only have one dollar cost averaging program in effect and cannot have a DCA Plus program in effect at the same time.

● Only available prior to the Annuity Date.

DCA Plus

Allows dollar cost averaging transfers from the DCA Plus Fixed Option to one or more Variable Investment Options. Amounts held in the DCA Plus Fixed Option will earn a guaranteed minimum interest rate.

		No Charge	● Can only have one dollar cost averaging program in effect at one time. ● Only available prior to the Annuity Date. ● Program transfers do not count against limits on permitted transfers
Portfolio Rebalancing	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.	No Charge

● Rebalancing can be made quarterly, semi-annually, or annually.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Death Benefit Amount	Provides a death benefit equal to the Net Contract Value.	No Charge	● Poor investment performance will reduce the death benefit amount. ● Withdrawals will reduce the death benefit amount. ● This benefit terminates upon annuitization.

Pre-Authorized Withdrawals	Allows you to automatically take partial withdrawals from the Contract	No Charge

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● Only available prior to the Annuity Date.

● We may discontinue, modify, or suspend this service at any time.

Living Benefits – Required to Select One (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

Future Income Generator (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.50% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before age 59 ½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Future Income Generator (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.75% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual

Living Benefits – Required to Select One (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

Return of Purchase Payments Death Benefit	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.	0.15% (as a percentage of average daily Variable Account Value)

● Available only at Contract purchase

● Must be 85 or younger on the Contract Date.

● Certain ownership changes may reduce benefits.

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Investment Options available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://pacificlife.onlineprospectus.net/pacificlife/products/. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. Availability of Funds may vary by financial intermediary. For information about which Funds are available to you, please contact your financial professional or call us at the number above.

Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Living Benefit Investment Allocation Requirements section after the Fund table below.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund Class 4; Capital Research and Management Company℠	0.79%	16.11%	8.04%	8.05%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund Class P2; Capital Research and Management Company℠	0.90%	14.63%	5.30%	5.88%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund Class III; BlackRock Advisors, LLC	1.01%[1]	8.93%	5.72%	5.32%
Seeks high total return.	Fidelity® VIP FundsManager® 60% Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.81%[1]	9.45%	6.41%	6.51%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class[2]; Fidelity Management & Research Company LLC	0.35%	5.00%	2.27%	1.54%
Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I; First Trust Advisors L.P.	1.18%	6.01%	4.48%	6.14%
Seeks capital appreciation, with income as a secondary goal.	Franklin Allocation VIP Fund Class 4; Franklin Advisers, Inc.	0.92%[1]	8.89%	5.45%	5.25%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund Series II; Invesco Advisers, Inc.	1.06%[1]	3.56%	2.51%	3.57%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio Service Shares; Janus Henderson Investors US LLC	0.87%	15.15%	8.06%	8.40%
Seeks to provide total return.	Macquarie VIP Asset Strategy Series Service Class; Delaware Management Company	0.85%[1]	12.44%	6.56%	5.27%
Seeks total return.	MFS® Total Return Series – Service Class; Massachusetts Financial Services Company	0.86%[1]	7.46%	5.89%	6.20%
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Portfolio Class I; Pacific Life Fund Advisors LLC	0.79%[1]	12.18%	N/A	N/A
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.85%	17.87%	N/A	N/A
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	8.54%	4.39%	4.81%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	12.12%	6.63%	6.49%
Seeks current income and preservation of capital.	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	0.90%	6.38%	2.04%	3.14%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I; Pacific Life Fund Advisors LLC	0.92%	11.21%	5.44%	5.81%
Seeks current income and moderate growth of capital.	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	0.91%	8.41%	3.67%	4.45%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class I (formerly called Class D); Pacific Life Fund Advisors LLC	0.65%	11.54%	6.36%	7.19%

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2]The Fidelity VIP Government Money Market can only be used in the event an allowable Investment Option is liquidated by a Fund.

Variable Option [Line Items]
Prospectuses Available [Text Block]

The following is a list of Investment Options available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://pacificlife.onlineprospectus.net/pacificlife/products/. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. Availability of Funds may vary by financial intermediary. For information about which Funds are available to you, please contact your financial professional or call us at the number above.

Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Living Benefit Investment Allocation Requirements section after the Fund table below.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund Class 4; Capital Research and Management Company℠	0.79%	16.11%	8.04%	8.05%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund Class P2; Capital Research and Management Company℠	0.90%	14.63%	5.30%	5.88%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund Class III; BlackRock Advisors, LLC	1.01%[1]	8.93%	5.72%	5.32%
Seeks high total return.	Fidelity® VIP FundsManager® 60% Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.81%[1]	9.45%	6.41%	6.51%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class[2]; Fidelity Management & Research Company LLC	0.35%	5.00%	2.27%	1.54%
Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I; First Trust Advisors L.P.	1.18%	6.01%	4.48%	6.14%
Seeks capital appreciation, with income as a secondary goal.	Franklin Allocation VIP Fund Class 4; Franklin Advisers, Inc.	0.92%[1]	8.89%	5.45%	5.25%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund Series II; Invesco Advisers, Inc.	1.06%[1]	3.56%	2.51%	3.57%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio Service Shares; Janus Henderson Investors US LLC	0.87%	15.15%	8.06%	8.40%
Seeks to provide total return.	Macquarie VIP Asset Strategy Series Service Class; Delaware Management Company	0.85%[1]	12.44%	6.56%	5.27%
Seeks total return.	MFS® Total Return Series – Service Class; Massachusetts Financial Services Company	0.86%[1]	7.46%	5.89%	6.20%
Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.	Pacific Select Fund ESG Diversified Portfolio Class I; Pacific Life Fund Advisors LLC	0.79%[1]	12.18%	N/A	N/A
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.85%	17.87%	N/A	N/A
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	8.54%	4.39%	4.81%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	12.12%	6.63%	6.49%
Seeks current income and preservation of capital.	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	0.90%	6.38%	2.04%	3.14%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I; Pacific Life Fund Advisors LLC	0.92%	11.21%	5.44%	5.81%
Seeks current income and moderate growth of capital.	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	0.91%	8.41%	3.67%	4.45%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class I (formerly called Class D); Pacific Life Fund Advisors LLC	0.65%	11.54%	6.36%	7.19%

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2]The Fidelity VIP Government Money Market can only be used in the event an allowable Investment Option is liquidated by a Fund.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
American Funds IS Asset Allocation Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds IS Asset Allocation Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	8.05%
American Funds IS Managed Risk Asset Allocation Fund Class P2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Portfolio Company Name [Text Block]	American Funds IS Managed Risk Asset Allocation Fund Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.63%
Average Annual Total Returns, 5 Years [Percent]	5.30%
Average Annual Total Returns, 10 Years [Percent]	5.88%
BlackRock Global Allocation V.I. Fund Class III [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total investment return.
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.01%	[7]
Average Annual Total Returns, 1 Year [Percent]	8.93%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	5.32%
Fidelity VIP FundsManager® 60% Portfolio Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return.
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 60% Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.81%	[7]
Average Annual Total Returns, 1 Year [Percent]	9.45%
Average Annual Total Returns, 5 Years [Percent]	6.41%
Average Annual Total Returns, 10 Years [Percent]	6.51%
Fidelity VIP Government Money Market Portfolio Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	[8]
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio Service Class	[8]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[8]
Current Expenses [Percent]	0.35%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.00%	[8]
Average Annual Total Returns, 5 Years [Percent]	2.27%	[8]
Average Annual Total Returns, 10 Years [Percent]	1.54%	[8]
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I
Portfolio Company Adviser [Text Block]	First Trust Advisors L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	6.01%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Franklin Allocation VIP Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation, with income as a secondary goal.
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund Class 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.92%	[7]
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]	5.25%
Invesco V.I. Balanced-Risk Allocation Fund Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return with a low to moderate correlation to traditional financial market indices.
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%	[7]
Average Annual Total Returns, 1 Year [Percent]	3.56%
Average Annual Total Returns, 5 Years [Percent]	2.51%
Average Annual Total Returns, 10 Years [Percent]	3.57%
Janus Henderson Balanced Portfolio Service Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	8.40%
MFS Total Return Series – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS® Total Return Series – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.46%
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	6.20%
Macquarie VIP Asset Strategy Series Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Name [Text Block]	Macquarie VIP Asset Strategy Series Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.85%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.44%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	5.27%
Pacific Select Fund ESG Diversified Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.79%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.18%
Pacific Select Fund Hedged Equity Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Hedged Equity Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	JPMorgan Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	17.87%
Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class D [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Name [Text Block]	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class I (formerly called Class D
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	6.36%
Average Annual Total Returns, 10 Years [Percent]	7.19%
Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income and moderate growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[7]
Average Annual Total Returns, 1 Year [Percent]	8.54%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	4.81%
Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.12%
Average Annual Total Returns, 5 Years [Percent]	6.63%
Average Annual Total Returns, 10 Years [Percent]	6.49%
Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income and preservation of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.38%
Average Annual Total Returns, 5 Years [Percent]	2.04%
Average Annual Total Returns, 10 Years [Percent]	3.14%
Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income and moderate growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	8.41%
Average Annual Total Returns, 5 Years [Percent]	3.67%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	5.44%
Average Annual Total Returns, 10 Years [Percent]	5.81%
Contract Issued On Or After September 29, 2023 [Member]
Item 3. Key Information [Line Items]
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Contract Issued Before September 29, 2023 [Member]
Item 3. Key Information [Line Items]
Surrender Charge (of Purchase Payments) Maximum [Percent]	9.00%	[9]
Surrender Charge Example Maximum [Dollars]	$ 9,000
Cybersecurity and Business Continuity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Cybersecurity and Business Continuity Risks

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the funds available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

DCA Plus [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	DCA Plus
Purpose of Benefit [Text Block]	Allows dollar cost averaging transfers from the DCA Plus Fixed Option to one or more Variable Investment Options. Amounts held in the DCA Plus Fixed Option will earn a guaranteed minimum interest rate.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Can only have one dollar cost averaging program in effect at one time. ● Only available prior to the Annuity Date. ● Program transfers do not count against limits on permitted transfers
Name of Benefit [Text Block]	DCA Plus
Death Benefit Amount [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit Amount
Purpose of Benefit [Text Block]	Provides a death benefit equal to the Net Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Poor investment performance will reduce the death benefit amount. ● Withdrawals will reduce the death benefit amount. ● This benefit terminates upon annuitization.
Name of Benefit [Text Block]	Death Benefit Amount
Dollar Cost Averaging [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows dollar cost averaging transfers from one Variable Investment Option to one or more Variable Investment Options. Dollar cost averaging may allow you to average the purchase prices of Variable Investment Options over time, and may permit a “smoothing” of abrupt peaks and drops in price.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Amounts can only be transferred to one or more Variable Investment Options.

● Can only have one dollar cost averaging program in effect and cannot have a DCA Plus program in effect at the same time.

● Only available prior to the Annuity Date.

Name of Benefit [Text Block]	Dollar Cost Averaging
Enhanced Income Select 2 (Joint) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[10]
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[10]
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Enhanced Income Select 2 (Single) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[10]
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[10]
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Future Income Generator (Joint) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[10]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Future Income Generator (Joint)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[10]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual

withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Future Income Generator (Joint)
Future Income Generator (Single) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[10]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Future Income Generator (Single)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[10]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before age 59 ½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Future Income Generator (Single)
Portfolio Rebalancing [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Rebalancing can be made quarterly, semi-annually, or annually.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Name of Benefit [Text Block]	Portfolio Rebalancing
Pre-Authorized Withdrawals [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Pre-Authorized Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically take partial withdrawals from the Contract
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● Only available prior to the Annuity Date.

● We may discontinue, modify, or suspend this service at any time.

Name of Benefit [Text Block]	Pre-Authorized Withdrawals
Return of Purchase Payments Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase

● Must be 85 or younger on the Contract Date.

● Certain ownership changes may reduce benefits.

● Withdrawals may reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● This benefit terminates upon annuitization or when the Contract Value is reduced to zero.

Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Return of Purchase Payments Death Benefit Rider [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Is There a Risk of Loss from Poor Performance?

Yes. You can lose money by investing in the Contract, including 100% loss of principal and previous earnings.

Principal Risks of Investing in the Contract

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Is this a Short-Term Investment?

No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Withdrawal charges may apply for the first 7 years following your last purchase payment and will reduce the Contract Value if you withdraw money during that time.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

Principal Risks of Investing in the Contract

Charges, Fees and Adjustments - Withdrawal Charge

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	What Are the

An investment in this Contract is subject to the risk of poor investment performance

Principal RisksRisks Associated with the Investment Options?

and can vary depending on the performance of the Investment Options available under the Contract (e.g. Funds and fixed options).

Each Investment Option (including any fixed option) will have its own unique risks. Any fixed option is not registered with the SEC.

You should review, working with your financial professional, the Investment Options before making an investment decision.

of Investing in the Contract

Appendix: Investment Options Available Under the Contract

Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Market Risk

You can lose money by investing in this Contract, including loss of principal. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you have chosen. Each Investment Option will have its own unique risks. The value of each Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. Certain Investment Options may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Contract Value may increase less than it would have without these defensive actions. You bear the risk of any Investment Option you choose.

You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting PacificLife.com/Prospectuses. No assurance can be given that a Fund will achieve its investment objectives. The risk could also have a significant negative impact on certain benefits and guarantees under the Contract. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Early Withdrawal Risks

This Contract is not suitable as short-term savings vehicle. This Contract may not be the right one for you if you need to withdraw money for short-term needs, because withdrawal charges and tax penalties for early withdrawal may apply. Additionally, since the benefits associated with the guaranteed minimum withdrawal benefit riders are not available until the Designated Life is 59 1/2 years of age or older, early withdrawals may reduce or terminate the benefits associated with the riders.

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your financial professional whether a variable annuity, a living benefit rider, an optional death benefit rider and which underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you. We are a variable annuity provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Contract Benefits Risk

Certain benefits under the Contract may limit the Investment Options that are available to you and failure to follow these restrictions may result in a failure to receive the benefits under your Contract. If you choose an optional living benefit rider, you must follow any investment allocation requirements for the rider during the entire time you own the rider. The allowable Investment Options may seek to minimize market risk, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the benefit. Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.

The Contract offers dollar cost averaging, which neither assures a profit nor protects against a loss. Because systematic investing programs like dollar cost averaging involves continuous investing regardless of fluctuating price levels, you should carefully consider your tolerance to continue investing through periods of fluctuating prices. Also, you may miss out on potential growth if the market increases suddenly since systematic investing is spread out over time. The Contract also offers portfolio rebalancing services which allow you to automatically rebalance your values among Variable Investment Options based on percentages that you specify on a specific time frame (i.e. quarterly). Rebalancing may result in transferring out of a high performing Investment Option thereby reducing your potential for future growth. Similarly, rebalancing may result in transferring into an underperforming Investment Option.

We currently do not offer any asset allocation programs or models. We reserve the right to add an asset allocation model or program as an additional optional Investment Option in the future and add, remove or change allowable Investment Options at any time. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effect of market volatility over the long term. There is no guarantee that an asset allocation model or program will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Investment Option, asset class or different combination of Investment Options. In addition, the model is subject to all the risks associated with its underlying Investment Options.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	What Are the Risks Related to the Insurance Company?

Investment in the Contract is subject to the risks related to us, and any obligations (including any fixed option), guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 748-6907 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract

Pacific Life and the Separate Account

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations (including any fixed option), guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees.

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Contract Changes Risk

We reserve the right to remove or substitute Investment Options, stop accepting additional purchase payments, and impose investment restrictions or limitations on transfers. Certain optional benefits limit or restrict the Investment Options that you may select under the Contract. We may change these restrictions in the future. We may discontinue or modify certain services at any time. We may stop offering an optional benefit at any time for new sales.

Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Tax Consequences

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral. Withdrawals taken from a variable annuity prior to age 59½ may be subject to a tax penalty of 10% of the taxable portion, although there are exceptions to the tax penalty that may apply.

Please be aware that the sale or liquidation of any stock, bond, IRA, certificate of deposit, mutual fund, annuity or other asset to fund the purchase of this Contract may have tax consequences, early withdrawal penalties or other costs or penalties as a result of the sale or liquidation. You may want to consult independent legal or financial advice before selling or liquidating any assets prior to the purchase of this Contract.

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[2]	As a percentage of Fund assets.
[3]	As a percentage of the Protected Payment Base (for a living benefit), or average daily Variable Account Value (for an optional death benefit).
[4]	We deduct an Annual Fee on each Contract Anniversary up to your Annuity Date and when you make a full withdrawal if the Contract Value on these days is less than $50,000. See CHARGES, FEES AND ADJUSTMENTS.
[5]	This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.
[6]	As a percentage of Fund assets.
[7]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
[8]	The Fidelity VIP Government Money Market can only be used in the event an allowable Investment Option is liquidated by a Fund.
[9]	Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND ADJUSTMENTS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

“Age” of Payment in Years:	1	2	3	4	5	6	7	8 or more
Withdrawal Charge Percentage:	8%	8%	7%	6%	5%	4%	3%	0%

Maximum Withdrawal Charge for Contracts issued before September 29, 2023 (as a percentage of Purchase Payments withdrawn)

“Age” of Payment in Years:	1	2	3	4	5	6	7	8 or more
Withdrawal Charge Percentage:	9%	8%	7%	6%	5%	4%	3%	0%

[10]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.